Related Party Transactions (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Fixed maturities, available-for-sale	$ 20,531,627	$ 20,162,078
Policy loans	4,092,661	4,130,062
Reinsurance receivable	604,946	611,270
Investment income due and accrued	283,183	278,886
Total assets	57,899,779	58,348,219
Liabilities
Undistributed earnings on participating business	17,024	20,050
Due to parent and affiliates	540,310	547,266
Total	56,017,513	56,210,706
CLAC
Liabilities
Due to parent and affiliates	$ 4,021	$ 3,986